DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)									3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 29, 2023 USD ($) item $ / shares	Dec. 14, 2022	Sep. 02, 2022 USD ($) shares	Mar. 28, 2022 USD ($) $ / shares shares	Oct. 04, 2021 USD ($) $ / shares shares	Mar. 16, 2021 $ / shares shares	Jan. 05, 2021 USD ($) $ / shares shares	Jan. 04, 2021 item	Sep. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Jul. 20, 2022 USD ($)	Jul. 14, 2022 USD ($)	Mar. 28, 2022 EUR (€)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item								1
Aggregate purchase price													$ 25,000
Purchase price, per unit | $ / shares										$ 10.00		$ 10.00
Sale of units, net of underwriting discounts (in shares) | shares										13,020,000		13,020,000
Number of shares no longer subject to forfeiture | shares										656,250		656,250
Proceeds from issuance of units										$ 130,200,000		$ 130,200,000
Proceeds from issuance of private placement warrants													10,000,000
Underwriting commissions														$ 2,465,312	$ 4,578,438
Deferred underwriting fee payable													6,693,750
Other offering costs										$ 13,158,021		13,158,021
Adjustment to stockholders' deficit												6,717,612
Gain from recognition of deferred underwriting fee payable									$ 326,138		$ 326,138	$ 326,138
Payments for investment of cash in trust account													205,275,000
Condition for future business combination use of proceeds percentage										80		80
Condition for future business combination threshold percentage ownership										50		50
Minimum net tangible assets upon consummation of business combination										$ 5,000,001
Maximum allowed dissolution expenses										$ 100,000		$ 100,000
Obligation to redeem public shares if entity does not complete a business combination (as a percent)										100.00%		100.00%
Cash										$ 51,409		$ 160,940	953,329
Working capital deficit										6,999,802		5,942,600
Issuance costs													548,505
Working capital loans										0		0
Term for which the period to complete Initial Business Combination shall be extended each time	1 month
Number of times the period to complete Initial Business Combination can be extended | item	6
Maximum extension term to complete Initial Business Combination	9 months
Investments held in Trust Account										22,060,895		208,244,129	$ 205,284,883
Business Combination Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Amount in excess of gross proceeds				$ 100,000,000
Closing share valuation			$ 500,000,000
Minimum closing cash consideration after transaction expenses and redemptions				$ 12,500,000
Founder Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Issuance of Class B common stock to Sponsor (in shares) | shares						1,618,434
Aggregate purchase price										$ 13,796,426		$ 13,796,426
Sponsor forfeited common stock | shares						1,618,434
Purchase price | $ / shares						$ 0.006				$ 8.54		$ 8.54
Common Stock, Conversion Basis										The Founder Shares will automatically convert into shares of Class A Common Stock at the time of the Company’s initial business combination on a one-for-one basis
Share Price | $ / shares						$ 0.006				$ 8.54		$ 8.54
Common stock, conversion basis												1
PubCo | Business Combination Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Minimum percentage of redemption on outstanding shares of common stock for issuing additional cash consideration				85.00%
Maximum percentage of redemption on outstanding shares of common stock for issuing deferred cash consideration				85.00%
Deferred share consideration | shares				12,254,902
Earnout consideration | shares				10,000,000
Novibet
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Shares converted | shares				1
Komisium Limited | Business Combination Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Minimum percentage of redemption on outstanding shares of common stock for issuing additional cash consideration			85.00%
Maximum percentage of redemption on outstanding shares of common stock for issuing deferred cash consideration			85.00%
Maximum percentage pf shares to be transferred		10.00%		30.00%
Maximum amount of divided to be paid | €																€ 3,579,625
Komisium Limited | PubCo | Business Combination Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Closing cash consideration				$ 50,000,000
Closing share consideration				$ 500,000,000
Price per share | $ / shares				$ 10.20
Initial Share Premium				$ 598,000
Additional Closing Share Consideration | shares				12,254,902
Deferred share consideration | shares				12,254,902
Number of shares to be retained | shares				65,000
Number of shares issuable | shares			12,254,902
Class B common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Issuance of Class B common stock to Sponsor (in shares) | shares						5,031,250	25,000
Common stock, par value (in dollars per share) | $ / shares										0.0001		$ 0.0001	$ 0.0001
Aggregate purchase price							$ 25,000
Purchase price, per unit | $ / shares							$ 0.006
Number of shares no longer subject to forfeiture | shares						5,031,250
Class B common stock | Founder Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sponsor forfeited common stock | shares					1,618,434
Purchase price | $ / shares					$ 0.006
Share Price | $ / shares					0.006
Class A common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001					$ 0.0001		0.0001	$ 0.0001
Number of shares in a unit | shares					1
Number of shares redeemed | shares										18,012,973
Redemption price per share | $ / shares										$ 10.49
Redemption amount										$ 189,000,000
PubCo Ordinary Share
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Shares converted in to the rights of the holder | shares				1
Conversion of shares exercisable | shares				1
Anchor Investor Warrants | Class B common stock | Founder Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Issuance of Class B common stock to Sponsor (in shares) | shares					1,618,434
Purchase price | $ / shares					$ 0.006
Share Price | $ / shares					$ 0.006
Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price | $ / shares										$ 9.20		9.20
Share Price | $ / shares										9.20		$ 9.20
Public Warrants | Class A common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants in a unit | shares					0.5
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price | $ / shares	$ 0.105									$ 0.035
Issuance costs										$ 25,000		$ 25,000
Investments held in Trust Account	$ 180,000									$ 60,000
Share Price | $ / shares	$ 0.105									$ 0.035
Sponsor | Founder Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Issuance of Class B common stock to Sponsor (in shares) | shares					1,618,434	1,618,434	4,312,500
Aggregate purchase price							$ 25,000
Sponsor | Class B common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Issuance of Class B common stock to Sponsor (in shares) | shares							4,312,500
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001
Sponsor forfeited common stock | shares					1,618,434
Sponsor | Class A common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Issuance of Class B common stock to Sponsor (in shares) | shares							4,312,500
Sponsor | Class A common stock | Founder Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Founder share conversion ratio										1
Sponsor | Anchor Investor Warrants | Class B common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Issuance of Class B common stock to Sponsor (in shares) | shares					1,618,434
Purchase price | $ / shares					$ 0.006
Share Price | $ / shares					0.006
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares					$ 10.20
Sale of units, net of underwriting discounts (in shares) | shares					20,125,000
Proceeds from issuance initial public offering					$ 201,250,000
Transaction costs					25,559,771
Underwriting fees					3,825,000
Underwriting commissions					7,043,750					$ 7,043,750		7,043,750
Other offering costs					894,595					$ 1,154,518		$ 1,154,518
Offering cost related to founder shares					13,796,426
Offering cost related to equity					13,158,021
Offering cost					638,405
Payments for investment of cash in trust account					$ 205,275,000
Threshold percentage of public shares subject to redemption without company's prior written consent										15.00%		15.00%
Issuance costs										$ 25,559,771		$ 25,559,771
Initial Public Offering | Founder Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares						20,125,000
Percentage of founder shares issued and outstanding						20.00%
Initial Public Offering | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares in a unit | shares					1
Number of warrants in a unit | shares					0.50
Number of shares per warrant | shares					1
Initial Public Offering | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares										$ 10.00		$ 10.00
Sale of units, net of underwriting discounts (in shares) | shares										2,732,500		2,732,500
Proceeds from issuance of units										$ 27,325,000		$ 27,325,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares					8,000,000					8,000,000
Price of warrant | $ / shares					$ 1.00					$ 1.00
Proceeds from issuance of private placement warrants					$ 8,000,000					$ 8,000,000
Private Placement | Anchor Investor Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares					2,000,000
Price of warrant | $ / shares					$ 1.00					$ 1.00
Proceeds from issuance of private placement warrants					$ 2,000,000
Private Placement | Sponsor | Anchor Investor Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares										2,000,000		2,000,000
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares					$ 10.00
Sale of units, net of underwriting discounts (in shares) | shares					2,625,000
Over-allotment option | Anchor Investor Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from issuance of private placement warrants					$ 2,000,000					$ 2,000,000